UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08092

Western Asset Worldwide Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, New York 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

FORM N-Q

MARCH 31, 2016

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 65.2%
Argentina - 4.5%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	970,000	$999,585	(a)
Republic of Argentina, Senior Bonds	7.000%	4/17/17	3,560,000	3,601,232
Republic of Argentina, Senior Notes	8.280%	12/31/33	2,103,057	2,523,668

Total Argentina				7,124,485

Armenia - 0.3%
Republic of Armenia, Senior Notes	6.000%	9/30/20	510,000	506,583	(b)

Brazil - 1.1%
Federative Republic of Brazil, Senior Bonds	6.000%	4/7/26	600,000	610,500
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	1,150,000	1,056,562

Total Brazil				1,667,062

Cameroon - 0.1%
Republic of Cameroon, Senior Notes	9.500%	11/19/25	200,000	189,000	(a)

Chile - 0.7%
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	200,000	211,713	(a)
Republic of Chile, Senior Notes	3.875%	8/5/20	797,000	865,542	(c)

Total Chile				1,077,255

Colombia - 4.2%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	820,000	826,150	(c)
Republic of Colombia, Senior Bonds	7.375%	9/18/37	3,035,000	3,604,062	(c)
Republic of Colombia, Senior Bonds	6.125%	1/18/41	350,000	369,250	(c)
Republic of Colombia, Senior Notes	7.375%	3/18/19	1,658,000	1,881,001	(c)

Total Colombia				6,680,463

Costa Rica - 0.7%
Republic of Costa Rica, Notes	7.000%	4/4/44	1,180,000	1,069,375	(a)

Croatia - 0.9%
Republic of Croatia, Senior Notes	6.625%	7/14/20	420,000	462,225	(a)(c)
Republic of Croatia, Senior Notes	5.500%	4/4/23	920,000	973,003	(b)(c)

Total Croatia				1,435,228

Dominican Republic - 1.7%
Dominican Republic, Senior Notes	5.500%	1/27/25	1,700,000	1,708,500	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	970,000	965,150	(a)

Total Dominican Republic				2,673,650

Ecuador - 1.1%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	1,840,000	1,665,200	(a)

Egypt - 0.2%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	380,000	340,100	(a)

El Salvador - 0.2%
Republic of El Salvador, Notes	6.375%	1/18/27	390,000	339,300	(a)

Gabon - 0.4%
Gabonese Republic, Bonds	6.375%	12/12/24	220,000	183,700	(a)
Gabonese Republic, Senior Bonds	6.950%	6/16/25	440,000	368,500	(a)

Total Gabon				552,200

Georgia - 0.3%
Republic of Georgia, Bonds	6.875%	4/12/21	370,000	400,568	(b)

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 0.8%
Republic of Ghana, Bonds	8.125%	1/18/26	250,000		$197,500	(a)
Republic of Ghana, Bonds	10.750%	10/14/30	810,000		792,544	(a)
Republic of Ghana, Notes	7.875%	8/7/23	350,000		279,125	(b)

Total Ghana					1,269,169

Honduras - 0.4%
Republic of Honduras, Senior Notes	7.500%	3/15/24	650,000		690,625	(b)

Hungary - 1.4%
Republic of Hungary, Senior Notes	5.750%	11/22/23	1,904,000		2,172,940	(c)

Indonesia - 7.0%
Republic of Indonesia, Notes	3.750%	4/25/22	4,400,000		4,451,991	(b)(c)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	455,000		528,535	(b)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	468,000		504,763	(a)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	685,000		670,918	(a)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	949,000		1,068,107	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	3,060,000		3,086,420	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	820,000		827,080	(b)

Total Indonesia					11,137,814

Israel - 0.6%
Government of Israel, Senior Bonds	2.875%	3/16/26	930,000		931,395

Ivory Coast - 0.8%
Republic of Cote D’Ivoire, Senior Notes	5.375%	7/23/24	920,000		848,700	(a)
Republic of Cote D’Ivoire, Senior Notes	6.375%	3/3/28	470,000		446,500	(a)

Total Ivory Coast					1,295,200

Jamaica - 0.6%
Government of Jamaica, Senior Notes	7.625%	7/9/25	310,000		344,875
Government of Jamaica, Senior Notes	6.750%	4/28/28	520,000		534,300

Total Jamaica					879,175

Jordan - 0.1%
Kingdom of Jordan, Senior Notes	6.125%	1/29/26	200,000		212,250	(a)

Kazakhstan - 0.9%
Republic of Kazakhstan, Senior Bonds	3.875%	10/14/24	1,540,000		1,477,499	(b)

Kenya - 0.4%
Republic of Kenya, Senior Notes	5.875%	6/24/19	420,000		414,372	(a)
Republic of Kenya, Senior Notes	6.875%	6/24/24	200,000		189,500	(a)

Total Kenya					603,872

Lithuania - 1.3%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	1,810,000		2,103,177	(a)(c)

Mexico - 3.3%
United Mexican States, Senior Bonds	8.000%	6/11/20	23,025,500	MXN	1,472,994
United Mexican States, Senior Bonds	10.000%	12/5/24	710,000	MXN	52,837
United Mexican States, Senior Notes	5.125%	1/15/20	840,000		924,000	(c)
United Mexican States, Senior Notes	4.000%	10/2/23	2,270,000		2,383,500	(c)
United Mexican States, Senior Notes	5.550%	1/21/45	360,000		400,050

Total Mexico					5,233,381

Namibia - 0.3%
Republic of Namibia, Senior Notes	5.250%	10/29/25	540,000		523,800	(a)

Nigeria - 0.2%
Republic of Nigeria, Senior Notes	6.375%	7/12/23	360,000		333,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pakistan - 0.7%
Republic of Pakistan, Senior Bonds	7.250%	4/15/19	670,000		$706,666	(a)
Republic of Pakistan, Senior Notes	8.250%	4/15/24	370,000		394,830	(b)

Total Pakistan					1,101,496

Panama - 0.1%
Republic of Panama, Senior Bonds	9.375%	4/1/29	10,000		14,950
Republic of Panama, Senior Bonds	6.700%	1/26/36	159,000		203,520

Total Panama					218,470

Paraguay - 0.5%
Republic of Paraguay, Senior Bonds	5.000%	4/15/26	810,000		816,075	(a)

Peru - 4.9%
Republic of Peru, Senior Bonds	8.750%	11/21/33	3,968,000		5,872,640	(c)
Republic of Peru, Senior Bonds	6.550%	3/14/37	1,211,000		1,513,750	(c)
Republic of Peru, Senior Bonds	5.625%	11/18/50	269,000		303,297

Total Peru					7,689,687

Philippines - 2.9%
Republic of Philippines, Senior Bonds	6.375%	10/23/34	2,000,000		2,827,512
Republic of Philippines, Senior Bonds	5.000%	1/13/37	930,000		1,171,345
Republic of Philippines, Senior Bonds	3.950%	1/20/40	600,000		659,475

Total Philippines					4,658,332

Poland - 2.6%
Republic of Poland, Senior Notes	5.125%	4/21/21	1,280,000		1,433,077	(c)
Republic of Poland, Senior Notes	5.000%	3/23/22	2,362,000		2,642,126	(c)

Total Poland					4,075,203

Romania - 1.0%
Republic of Romania, Senior Notes	4.875%	1/22/24	1,150,000		1,269,370	(b)
Republic of Romania, Senior Notes	4.875%	1/22/24	240,000		264,912	(a)

Total Romania					1,534,282

Russia - 5.4%
Russian Federal Bond, Bonds	8.150%	2/3/27	35,590,000	RUB	504,701
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	173,000		287,898	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	4,881,975		5,974,434	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	5.625%	4/4/42	1,800,000		1,825,580	(a)(c)

Total Russia					8,592,613

Senegal - 0.2%
Republic of Senegal, Bonds	6.250%	7/30/24	340,000		317,900	(b)

Sri Lanka - 0.8%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	430,000		431,174	(a)
Republic of Sri Lanka, Senior Notes	6.250%	7/27/21	450,000		441,172	(b)
Republic of Sri Lanka, Senior Notes	5.875%	7/25/22	400,000		378,315	(b)

Total Sri Lanka					1,250,661

Tunisia - 0.2%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	270,000		234,563	(a)

Turkey - 6.9%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	1,280,000		1,384,134	(c)
Republic of Turkey, Senior Bonds	5.750%	3/22/24	450,000		489,004	(c)
Republic of Turkey, Senior Bonds	11.875%	1/15/30	3,822,000		6,517,213	(c)
Republic of Turkey, Senior Notes	3.250%	3/23/23	1,900,000		1,795,042	(c)
Republic of Turkey, Senior Notes	6.875%	3/17/36	402,000		475,525	(c)
Republic of Turkey, Senior Notes	6.750%	5/30/40	270,000		317,432

Total Turkey					10,978,350

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Uruguay - 1.0%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	900,000	$839,250
Republic of Uruguay, Senior Notes	4.375%	10/27/27	766,121	789,105

Total Uruguay				1,628,355

Venezuela - 2.3%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	7,780,000	2,684,100	(b)(c)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	1,955,000	742,900	(b)(c)
Bolivarian Republic of Venezuela, Senior Notes	7.650%	4/21/25	574,000	193,725	(b)

Total Venezuela				3,620,725

Vietnam - 1.0%
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	1,590,000	1,597,855	(a)

Zambia - 0.2%
Republic of Zambia, Senior Notes	8.970%	7/30/27	450,000	373,500	(a)

TOTAL SOVEREIGN BONDS (Cost - $100,076,481)				103,271,833

CORPORATE BONDS & NOTES - 52.1%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	230,000	255,484
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	430,000	434,255	(a)

TOTAL CONSUMER DISCRETIONARY				689,739

CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.2%
Prosperous Ray Ltd., Senior Bonds	3.000%	11/12/18	220,000	223,668	(b)

Food Products - 0.8%
ESAL GmbH, Senior Notes	6.250%	2/5/23	410,000	362,337	(a)
Marfrig Holding Europe BV, Senior Notes	8.375%	5/9/18	250,000	252,500	(b)(c)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	500,000	476,875	(a)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	200,000	203,000	(a)
Virgolino de Oliveira Finance SA, Senior Notes	10.500%	1/28/18	600,000	23,400	*(b)(d)

Total Food Products				1,318,112

TOTAL CONSUMER STAPLES				1,541,780

ENERGY - 22.2%
Oil, Gas & Consumable Fuels - 22.2%
CNOOC Curtis Funding No. 1 Pty Ltd., Senior Notes	4.500%	10/3/23	450,000	478,018	(b)
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	596,500	637,596	(b)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	400,000	439,000	(c)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	130,000	102,986
GNL Quintero SA, Senior Notes	4.634%	7/31/29	288,000	290,148	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	4/9/21	2,360,000	2,433,302	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	552,000	576,619	(b)
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	420,000	441,366	(b)(c)
Pacific Exploration and Production Corp., Senior Notes	5.125%	3/28/23	280,000	49,000	*(a)(c)(e)(h)
Pacific Exploration and Production Corp., Senior Notes	5.625%	1/19/25	1,190,000	208,250	*(a)(c)(e)(h)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	212,000	210,834	(b)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	113,000	112,379	(a)
Petrobras Global Finance BV, Senior Notes	3.500%	2/6/17	350,000	345,345
Petrobras Global Finance BV, Senior Notes	4.875%	3/17/20	2,285,000	1,907,289
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	2,690,000	2,230,360
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	280,000	183,400

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	290,000	$203,725
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	5,760,000	1,802,880	(b)(c)
Petroleos de Venezuela SA, Senior Notes	5.250%	4/12/17	230,000	117,415	(b)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	1,560,000	830,700	(b)(c)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	4,775,000	4,607,875	(c)
Petroleos Mexicanos, Senior Notes	8.000%	5/3/19	1,240,000	1,384,398	(c)
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	420,000	381,675	(c)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	396,000	429,660	(a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	638,000	594,616	(c)
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	520,000	438,958
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	850,000	879,325	(a)
Petron Corp., Subordinated Bonds	7.500%	8/6/18	500,000	525,000	(b)(f)(g)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,430,000	1,574,592	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	434,000	477,883	(b)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	1,050,000	1,101,725	(a)(c)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	400,000	407,314	(a)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	500,000	488,969	(a)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	890,000	856,002	(a)(c)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	853,000	976,003	(b)
Reliance Holdings USA Inc., Senior Notes	4.500%	10/19/20	1,030,000	1,109,320	(a)(c)
Rosneft Finance SA, Senior Notes	7.500%	7/18/16	705,000	715,460	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	4/10/19	300,000	305,524	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	260,000	278,743	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	1,470,000	1,572,363	(a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	840,000	819,000	(a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	200,000	195,000	(b)
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	730,000	732,737	(a)
YPF Sociedad Anonima, Senior Notes	8.750%	4/4/24	790,000	786,050	(a)

TOTAL ENERGY				35,238,804

FINANCIALS - 8.6%
Banks - 4.9%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	400,000	388,000	(a)(c)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	150,000	151,688	(a)(f)
Export Credit Bank of Turkey, Senior Bonds	5.000%	9/23/21	1,070,000	1,077,410	(a)(c)
Export Credit Bank of Turkey, Senior Notes	5.875%	4/24/19	350,000	367,759	(a)(c)
Export-Import Bank of China, Senior Notes	2.850%	9/16/20	790,000	806,795	(a)(c)
Export-Import Bank of China, Senior Notes	3.625%	7/31/24	400,000	424,758	(b)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	540,000	558,935
ICICI Bank Ltd., Junior Subordinated Bonds	7.250%	10/31/16	550,000	554,174	(b)(c)(f)(g)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	520,000	514,280	(a)
Russian Agricultural Bank, Senior Notes	7.750%	5/29/18	2,050,000	2,196,554	(b)
Russian Agricultural Bank, Subordinated Notes	6.000%	6/3/21	450,000	443,588	(b)(f)
Shinhan Bank, Subordinated Notes	3.875%	3/24/26	200,000	202,807	(a)

Total Banks				7,686,748

Capital Markets - 1.5%
Magyar Export-Import Bank Zrt., Senior Bonds	4.000%	1/30/20	2,360,000	2,399,620	(a)

Diversified Financial Services - 0.7%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	1,130,000	1,140,735	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Real Estate Management & Development - 1.5%
China Overseas Finance Cayman III Ltd., Senior Bonds	5.375%	10/29/23	360,000		$396,518	(b)
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	400,000		412,659	(b)
Country Garden Holdings Co., Ltd., Senior Notes	7.875%	5/27/19	440,000		468,566	(b)(c)
Global Logistic Properties Ltd., Senior Notes	3.375%	5/11/16	2,000,000	CNY	308,911	(b)
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	410,000		432,186	(b)
Theta Capital Pte Ltd., Senior Notes	6.125%	11/14/20	400,000		387,126	(b)

Total Real Estate Management & Development					2,405,966

TOTAL FINANCIALS					13,633,069

INDUSTRIALS - 1.9%
Building Products - 0.2%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	450,000		354,375	(a)

Construction & Engineering - 0.2%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	200,000		202,681	(b)
Odebrecht Finance Ltd., Senior Notes	4.375%	4/25/25	210,000		92,925	(a)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	180,480		41,510	(a)

Total Construction & Engineering					337,116

Industrial Conglomerates - 0.7%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000		201,000	(a)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	810,000		862,888	(a)(c)

Total Industrial Conglomerates					1,063,888

Transportation Infrastructure - 0.8%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	270,000		282,150	(a)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	980,000		940,349	(a)

Total Transportation Infrastructure					1,222,499

TOTAL INDUSTRIALS					2,977,878

MATERIALS - 10.2%
Chemicals - 3.3%
Alpek SAB de CV, Senior Notes	4.500%	11/20/22	971,000		975,855	(a)(c)
Grupo Idesa SA de CV, Senior Notes	7.875%	12/18/20	1,730,000		1,688,912	(b)(c)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	200,000		208,500	(a)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	810,000		730,013	(a)(c)
OCP SA, Senior Notes	5.625%	4/25/24	750,000		781,800	(a)
OCP SA, Senior Notes	4.500%	10/22/25	860,000		824,813	(a)

Total Chemicals					5,209,893

Construction Materials - 1.0%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	410,000		400,570	(a)(c)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	100,000		97,700	(b)
Cemex SAB de CV, Senior Secured Notes	6.500%	12/10/19	410,000		422,812	(a)(c)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	450,000		421,875	(a)(c)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	350,000		257,250	(a)

Total Construction Materials					1,600,207

Containers & Packaging - 0.3%
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	530,000		537,950	(b)

Metals & Mining - 4.4%
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	550,000		576,098	(a)(c)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	920,000		943,549	(a)(c)
Corporacion Nacional del Cobre de Chile, Senior Notes	4.500%	8/13/23	810,000		845,203	(a)(c)
Evraz Group SA, Notes	9.500%	4/24/18	350,000		374,091	(a)(c)
Evraz Group SA, Senior Notes	9.500%	4/24/18	360,000		384,779	(b)
Gerdau Trade Inc., Senior Notes	4.750%	4/15/23	830,000		662,963	(b)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	510,000		514,769	(a)

Southern Copper Corp., Senior Notes	7.500%	7/27/35	100,000		105,055
Southern Copper Corp., Senior Notes	6.750%	4/16/40	1,250,000		1,221,680	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	230,000		190,140
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	817,000		699,556	(c)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	480,000		381,456	(c)

Total Metals & Mining					6,899,339

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 1.2%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	160,000	$181,919
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	300,000	318,463	(c)
Inversiones CMPC SA, Notes	4.375%	5/15/23	320,000	322,854	(a)
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	470,000	486,484	(a)(c)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	360,000	370,803	(a)(c)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	290,000	274,528	(a)

Total Paper & Forest Products				1,955,051

TOTAL MATERIALS				16,202,440

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.0%
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	280,000	302,387	(a)
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	360,000	366,358	(a)(c)
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	460,000	454,378	(a)(c)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	420,000	461,737	(a)

Total Diversified Telecommunication Services				1,584,860

Wireless Telecommunication Services - 1.8%
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	340,000	94,316	(a)(c)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	2,840,000	2,777,918	(b)

Total Wireless Telecommunication Services				2,872,234

TOTAL TELECOMMUNICATION SERVICES				4,457,094

UTILITIES - 5.0%
Electric Utilities - 2.7%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	360,000	371,700	(a)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	420,000	418,950	(a)
Eskom Holdings SOC Ltd., Senior Notes	5.750%	1/26/21	500,000	462,342	(b)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	940,000	1,076,300	(b)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	300,000	324,390	(b)
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	350,000	358,533	(a)
State Grid Overseas Investment 2014 Ltd., Senior Notes	4.125%	5/7/24	1,100,000	1,203,571	(b)

Total Electric Utilities				4,215,786

Gas Utilities - 0.6%
Empresa de Energia de Bogota SA, Senior Notes	6.125%	11/10/21	400,000	417,800	(a)(c)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	580,000	590,730	(a)(c)

Total Gas Utilities				1,008,530

Independent Power and Renewable Electricity Producers - 1.4%
AES Gener SA, Notes	5.250%	8/15/21	460,000	489,305	(a)(c)
First Gen Corp., Senior Notes	6.500%	10/9/23	380,000	409,450	(b)
Korea East-West Power Co., Ltd., Senior Notes	2.500%	6/2/20	800,000	814,695	(a)
Three Gorges Finance Ltd., Senior Notes	3.700%	6/10/25	450,000	476,012	(a)

Total Independent Power and Renewable Electricity Producers				2,189,462

Multi-Utilities - 0.3%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	400,000	454,000	(a)

TOTAL UTILITIES				7,867,778

TOTAL CORPORATE BONDS & NOTES (Cost - $84,622,370)				82,608,582

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY			SHARES	VALUE
COMMON STOCKS - 0.2%
Telecommunication Services - 0.2%
Axtel SAB de CV, ADR (Cost - $268,121)			98,077	$340,916	*(a)

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84SAR (Cost - $102,024)		1/17/17	4,609,500	31,276

			WARRANTS
WARRANTS - 0.1%
Bolivarian Republic of Venezuela, Oil-linked payment obligations (Cost - $0)		4/15/20	23,180	104,310

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $185,068,996)				186,356,917

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $899,344)	0.225%		899,344	899,344

TOTAL INVESTMENTS - 118.2% (Cost - $185,968,340#)				187,256,261
Liabilities in Excess of Other Assets - (18.2)%				(28,769,169)

TOTAL NET ASSETS - 100.0%				$158,487,092

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	The coupon payment on these securities is currently in default as of March 31, 2016.

(e)	Illiquid security.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	The coupon payment on these securities is currently in default as of March 31, 2016.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CNY	— Chinese Yuan Renminbi
MXN	— Mexican Peso
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal

SCHEDULE OF WRITTEN OPTIONS

Written Options - 0.0%

SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	VALUE
U.S. Dollar/Russian Ruble, Call (Premiums received - $13,808)	4/8/16	$75.88	RUB	1,562,000	$37

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Worldwide Income Fund Inc. (the “Fund”) was incorporated in Maryland on October 21, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to maintain a high level of current income. As a secondary objective, the Fund seeks to maximize total return.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$103,271,833	—	$103,271,833
Corporate bonds & notes	—	82,608,582	—	82,608,582
Common stocks	—	340,916	—	340,916
Purchased options	—	31,276	—	31,276
Warrants	—	104,310	—	104,310

Total long-term investments	—	$186,356,917	—	$186,356,917

Short-term investments†	$899,344	—	—	899,344

Total investments	$899,344	$186,356,917	—	$187,256,261

Other financial instruments:
Forward foreign currency contracts	—	86,781	—	86,781

Total	$899,344	$186,443,698	—	$187,343,042

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	—	$37	—	$37
Forward foreign currency contracts	—	411,599	—	411,599

Total	—	$411,636	—	$411,636

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,417,342
Gross unrealized depreciation	(8,129,421)

Net unrealized appreciation	$1,287,921

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	105,913,044	USD	1,544,485	Bank of America N.A.	5/13/16	$43,521
MXN	4,523,337	USD	250,171	Barclays Bank PLC	5/13/16	10,713
USD	243,904	MXN	4,523,337	Barclays Bank PLC	5/13/16	(16,980)
USD	1,572,693	SGD	2,239,200	Citibank N.A.	5/13/16	(88,314)
BRL	11,862,643	USD	3,231,887	JPMorgan Chase & Co.	5/13/16	32,547
USD	2,980,938	BRL	11,862,643	JPMorgan Chase & Co.	5/13/16	(283,496)
USD	305,180	CNY	2,000,000	JPMorgan Chase & Co.	6/8/16	(3,257)
IDR	20,599,759,564	USD	1,551,771	Citibank N.A.	6/28/16	(19,552)

Total						$(324,818)

Abbreviations used in this table:

BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Worldwide Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016